Offerings	Mar. 19, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	1. The amount to be registered consists of up to $100,000,000 of an indeterminate amount of common stock, preferred stock and/or warrants. There is also being registered hereunder such currently indeterminate number of shares of common stock or other securities of the registrant as may be issued upon conversion of, or in exchange for, convertible or exchangeable preferred stock and/or warrants registered hereby. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder. The proposed maximum aggregate offering price per class of security or unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of Item 16(b) of Form S-3 under the Securities Act, as amended (the "Securities Act"). The maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average high and low sale price for the common shares on March 16, 2026, which was $13.71, as reported on the Nasdaq Capital Market. Pursuant to Rule 416 under the Securities Act of 1933, the shares of common stock being registered hereunder include an indeterminate number of shares that may be issued in connection with share splits, share dividends, recapitalizations or similar events. 3. Pursuant to Rule 416 under the Securities Act of 1933, the shares of common stock being registered hereunder include an indeterminate number of shares that may be issued in connection with share splits, share dividends, recapitalizations or similar events. Pursuant to Rule 416 under the Securities Act of 1933, the shares of common stock being registered hereunder include an indeterminate number of shares that may be issued in connection with share splits, share dividends, recapitalizations or similar events.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	13.71
Maximum Aggregate Offering Price	$ 6,855,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 946.68
Offering Note	2. The maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average high and low sale price for the common shares on March 16, 2026, which was $13.71, as reported on the Nasdaq Capital Market. 3. Pursuant to Rule 416 under the Securities Act of 1933, the shares of common stock being registered hereunder include an indeterminate number of shares that may be issued in connection with share splits, share dividends, recapitalizations or similar events.